Land, Buildings, Equipment, and Other Depreciable Assets	12 Months Ended
Oct. 31, 2018
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Land, Buildings, Equipment, and Other Depreciable Assets

NOTE 15:  LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS

The following table presents details of the Bank's land, buildings, equipment, and other depreciable assets as at October 31.

Land, Buildings, Equipment, and Other Depreciable Assets

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
Cost
As at November 1, 2016	$1,012	$3,349	$859	$1,320	$1,858	$8,398
Additions	–	168	153	145	114	580
Disposals	(2)	(19)	(21)	(30)	(31)	(103)
Fully depreciated assets	–	(73)	(122)	(101)	(48)	(344)
Foreign currency translation adjustments and other	(41)	(110)	(16)	(49)	(9)	(225)
As at October 31, 2017	969	3,315	853	1,285	1,884	8,306
Additions	2	164	141	134	160	601
Disposals	(5)	(37)	(13)	(44)	(33)	(132)
Fully depreciated assets	–	(90)	(143)	(69)	(57)	(359)
Foreign currency translation adjustments and other	5	26	(9)	9	39	70
As at October 31, 2018	$971	$3,378	$829	$1,315	$1,993	$8,486

Accumulated depreciation and impairment/losses
As at November 1, 2016	$–	$1,147	$406	$566	$797	$2,916
Depreciation charge for the year	–	132	175	142	154	603
Disposals	–	(15)	(22)	(29)	(30)	(96)
Impairment losses	–	–	–	–	–	–
Fully depreciated assets	–	(73)	(122)	(101)	(48)	(344)
Foreign currency translation adjustments and other	–	(40)	(4)	(26)	(16)	(86)
As at October 31, 2017	–	1,151	433	552	857	2,993
Depreciation charge for the year	–	120	170	128	158	576
Disposals	–	(14)	(13)	(22)	(32)	(81)
Impairment losses	–	–	–	–	–	–
Fully depreciated assets	–	(90)	(143)	(69)	(57)	(359)
Foreign currency translation adjustments and other	–	6	2	16	9	33
As at October 31, 2018	$–	$1,173	$449	$605	$935	$3,162

Net Book Value:
As at October 31, 2017	$969	$2,164	$420	$733	$1,027	$5,313
As at October 31, 2018	971	2,205	380	710	1,058	5,324